SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operations by Reportable Segment
Operations by reportable segment for the year ending December 31, 2025 are as follows (in thousands):

	Year Ended December 31, 2025
	Retail	Wholesale Biomass	CPG	Corporate & Other	Total
Revenues, Net	$48,243	$114,233	$19,508	$—	$181,984
Cost of Goods Sold	24,942	66,039	14,043	—	105,024
Gross Profit	23,301	48,194	5,465	—	76,960
Operating Expenses:
General and Administrative	14,103	13,132	1,925	34,938	64,098
Sales and Marketing	1,796	322	55	496	2,669
Professional Fees	17	407	6	8,632	9,062
Depreciation and Amortization	1,464	12,375	915	1,010	15,764
Impairment Expense for Intangible Assets	—	—	—	1,900	1,900
Income (Loss) from Operations	5,921	21,958	2,564	(46,976)	(16,533)
Other (Income) Expense:
Interest Expense	126	3,183	114	3,635	7,058
Interest Income	—	(288)	—	—	(288)
Gain on Equity Method Investments	—	—	—	(84)	(84)
Loss on Change in Fair Value of Derivative Asset	—	1,653	—	417	2,070
Loss on Extinguishment of Debt	—	—	—	292	292
Other Income, Net	(2,544)	(2,039)	(1,473)	(2,507)	(8,563)
Total Other (Income) Expense Net	(2,418)	2,509	(1,359)	1,753	485
Income (Loss) Before Income Taxes	$8,339	$19,449	$3,923	$(48,729)	$(17,018)
Total Assets	$18,411	$249,120	$17,631	$33,395	$318,557
Operations by reportable segment for the year ending December 31, 2024 are as follows (in thousands):

	Year Ended December 31, 2024
	Retail	Wholesale Biomass	CPG	Corporate & Other	Total
Revenues, Net	$43,816	$139,086	$17,996	$—	$200,898
Cost of Goods Sold	23,053	66,973	13,479	—	103,505
Gross Profit	20,763	72,113	4,517	—	97,393
Operating Expenses:
General and Administrative	13,621	12,083	1,317	33,105	60,126
Sales and Marketing	1,780	128	38	472	2,418
Professional Fees	37	206	37	7,488	7,768
Depreciation and Amortization	1,509	11,723	794	1,018	15,044
Impairment Expense for Intangible Assets	—	—	—	6,300	6,300
Income (Loss) from Operations	3,816	47,973	2,331	(48,383)	5,737
Other (Income) Expense:
Interest Expense	159	92	22	8,911	9,184
Gain on Equity Method Investments	—	—	—	(14)	(14)
Gain on Change in Fair Value of Derivative Asset	—	—	—	(690)	(690)
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable	—	—	—	(13,724)	(13,724)
Other (Income) Expense, Net	(405)	109	49	9	(238)
Total Other (Income) Expense Net	(246)	201	71	(5,508)	(5,482)
Income (Loss) Before Income Taxes	$4,062	$47,772	$2,260	$(42,875)	$11,219
Total Assets	$26,216	$235,576	$12,589	$36,121	$310,502